Shares Subject to Mandatory Redemption (Details Textual) (USD $)	Feb. 10, 2012	Nov. 30, 2011	Jan. 01, 2000
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Excess of Assets over Liabilities	$ 111,235	$ 111,235
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	$ 111,235
Financial Instruments Subject To Mandatory Redemption Settlement Terms Shares Outstanding Per Share			$ 0.02
Decrease In Repurchase Of Common Stock Per Share		$ 0.004